NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 15.5%
	AEROSPACE & DEFENSE - 0.3%
716	HEICO Corporation	$ 93,881
205	Teledyne Technologies, Inc.(a)	76,898
		170,779
	APPAREL & TEXTILE PRODUCTS - 0.1%
800	NIKE, Inc., Class B	81,760

	ASSET MANAGEMENT - 0.1%
1,374	Icahn Enterprises, L.P.	66,117

	BEVERAGES - 0.8%
1,594	Brown-Forman Corporation, Class B	111,834
445	Constellation Brands, Inc., Class A	103,712
1,832	Keurig Dr Pepper, Inc.	64,834
1,183	Monster Beverage Corporation(a)	109,664
412	PepsiCo, Inc.	68,664
		458,708
	BIOTECH & PHARMA - 1.4%
385	Amgen, Inc.	93,671
555	Bristol-Myers Squibb Company	42,735
207	Eli Lilly and Company	67,116
1,389	Gilead Sciences, Inc.	85,854
876	Incyte Corporation(a)	66,550
515	Johnson & Johnson	91,418
114	Regeneron Pharmaceuticals, Inc.(a)	67,389
1,189	Royalty Pharma plc, Class A	49,986
727	Seagen, Inc.(a)	128,634
478	Zoetis, Inc.	82,163
		775,516
	CABLE & SATELLITE - 0.1%
547	Liberty Broadband Corporation - Series A(a)	62,112

	CHEMICALS - 0.3%
407	Air Products and Chemicals, Inc.	97,875

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 15.5% (Continued)
	CHEMICALS - 0.3% (Continued)
328	Linde plc	$ 94,310
		192,185
	COMMERCIAL SUPPORT SERVICES - 0.8%
272	Cintas Corporation	101,600
521	Republic Services, Inc.	68,183
1,997	Rollins, Inc.	69,735
820	Waste Connections, Inc.	101,648
563	Waste Management, Inc.	86,128
		427,294
	DIVERSIFIED INDUSTRIALS - 0.8%
706	3M Company	91,363
594	Dover Corporation	72,064
347	Eaton Corp plc	43,719
758	Emerson Electric Company	60,291
351	Honeywell International, Inc.	61,007
499	Illinois Tool Works, Inc.	90,943
		419,387
	ELECTRICAL EQUIPMENT - 0.7%
819	AMETEK, Inc.	90,000
1,218	Amphenol Corporation, Class A	78,415
1,084	Fortive Corporation	58,948
587	Keysight Technologies, Inc.(a)	80,918
262	Rockwell Automation, Inc.	52,219
241	Roper Technologies, Inc.	95,111
		455,611
	ENTERTAINMENT CONTENT - 0.3%
644	Activision Blizzard, Inc.	50,142
784	Electronic Arts, Inc.	95,373
		145,515
	FOOD - 0.3%
1,088	Hormel Foods Corporation	51,528
552	McCormick & Company, Inc.	45,954
1,366	Mondelez International, Inc., Class A	84,815
		182,297

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 15.5% (Continued)
	HOUSEHOLD PRODUCTS - 0.5%
550	Church & Dwight Company, Inc.	$ 50,963
1,118	Colgate-Palmolive Company	89,597
803	Kimberly-Clark Corporation	108,525
335	Procter & Gamble Company (The)	48,170
		297,255
	INDUSTRIAL SUPPORT SERVICES - 0.3%
1,556	Fastenal Company	77,675
139	WW Grainger, Inc.	63,166
		140,841
	INTERNET MEDIA & SERVICES - 0.3%
40	Alphabet, Inc., Class A(a)	87,171
453	VeriSign, Inc.(a)	75,800
		162,971
	LEISURE FACILITIES & SERVICES - 0.6%
72	Chipotle Mexican Grill, Inc.(a)	94,123
350	McDonald's Corporation	86,408
901	Yum! Brands, Inc.	102,272
		282,803
	MEDICAL EQUIPMENT & DEVICES - 3.0%
904	Abbott Laboratories	98,220
829	Agilent Technologies, Inc.	98,460
408	Becton Dickinson and Company	100,584
178	Bio-Techne Corporation	61,702
2,551	Boston Scientific Corporation(a)	95,076
180	Cooper Companies, Inc. (The)	56,362
393	Danaher Corporation	99,633
823	Edwards Lifesciences Corporation(a)	78,259
97	Embecta Corporation(a)	2,456
1,182	Hologic, Inc.(a)	81,913
237	IDEXX Laboratories, Inc.(a)	83,123
418	Intuitive Surgical, Inc.(a)	83,897
1,049	Medtronic plc	94,148
67	Mettler-Toledo International, Inc.(a)	76,968
467	ResMed, Inc.	97,897

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 15.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.0% (Continued)
461	STERIS plc	$ 95,035
442	Stryker Corporation	87,927
157	Thermo Fisher Scientific, Inc.	85,295
339	Waters Corporation(a)	112,201
256	West Pharmaceutical Services, Inc.	77,407
		1,666,563
	RETAIL - CONSUMER STAPLES - 0.1%
512	Walmart, Inc.	62,249

	RETAIL - DISCRETIONARY - 0.2%
230	Home Depot, Inc. (The)	63,082
252	Lululemon Athletica, Inc.(a)	68,698
		131,780
	SEMICONDUCTORS - 0.5%
657	Analog Devices, Inc.	95,981
198	Monolithic Power Systems, Inc.	76,040
619	Texas Instruments, Inc.	95,109
		267,130
	SOFTWARE - 1.1%
228	Adobe, Inc.(a)	83,462
959	Akamai Technologies, Inc.(a)	87,585
352	ANSYS, Inc.(a)	84,230
535	Cadence Design Systems, Inc.(a)	80,266
110	Intuit, Inc.	42,398
296	Microsoft Corporation	76,022
159	Synopsys, Inc.(a)	48,288
503	Veeva Systems, Inc., Class A(a)	99,615
		601,866
	TECHNOLOGY HARDWARE - 0.3%
1,284	Cisco Systems, Inc.	54,750
952	Garmin Ltd.	93,534
		148,284
	TECHNOLOGY SERVICES - 1.7%
215	Accenture plc, Class A	59,695

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 15.5% (Continued)
	TECHNOLOGY SERVICES - 1.7% (Continued)
722	Broadridge Financial Solutions, Inc.	$ 102,921
667	Cognizant Technology Solutions Corporation, Class A	45,016
1,629	CoStar Group, Inc.(a)	98,408
219	FactSet Research Systems, Inc.	84,221
291	Mastercard, Inc., Class A	91,805
360	Moody's Corporation	97,909
180	MSCI, Inc.	74,187
551	Paychex, Inc.	62,742
289	S&P Global, Inc.	97,410
468	Verisk Analytics, Inc.	81,006
484	Visa, Inc., Class A	95,295
		990,615
	TOBACCO & CANNABIS - 0.2%
862	Philip Morris International, Inc.	85,114

	TRANSPORTATION & LOGISTICS - 0.5%
3,141	CSX Corporation	91,278
519	Expeditors International of Washington, Inc.	50,582
316	Old Dominion Freight Line, Inc.	80,984
226	Union Pacific Corporation	48,201
		271,045
	WHOLESALE - DISCRETIONARY - 0.2%
872	Copart, Inc.(a)	94,752

	TOTAL COMMON STOCKS (Cost $9,280,029)	8,640,549

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 69.1%
	EQUITY - 52.6%
7,726	Communication Services Select Sector SPDR Fund	419,290
4,737	Consumer Discretionary Select Sector SPDR Fund	651,243
1,243	Consumer Staples Select Sector SPDR Fund	89,720
32,450	Fidelity Low Volatility Factor ETF	1,447,595

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 69.1% (Continued)
	EQUITY - 52.6% (Continued)
72,420	Fidelity Momentum Factor ETF					$ 3,021,362
32,471	Fidelity Quality Factor ETF					1,435,868
22,589	Financial Select Sector SPDR Fund					710,424
656	Health Care Select Sector SPDR Fund					84,125
5,877	Industrial Select Sector SPDR Fund					513,297
20,694	iShares MSCI USA Min Vol Factor ETF					1,452,926
22,430	iShares MSCI USA Momentum Factor ETF					3,058,779
12,774	iShares MSCI USA Quality Factor ETF					1,427,239
82,752	JPMorgan US Momentum Factor ETF					3,006,380
38,663	JPMorgan US Quality Factor ETF					1,439,810
4,251	Materials Select Sector SPDR Fund					312,874
13,904	Real Estate Select Sector SPDR Fund					568,117
9,113	SPDR S&P 500 ETF Trust					3,437,879
11,131	SPDR SSGA US Large Cap Low Volatility Index ETF					1,457,604
10,477	Technology Select Sector SPDR Fund					1,331,836
6,824	Utilities Select Sector SPDR Fund					478,567
28,130	Vanguard US Momentum Factor ETF					2,998,017
						29,342,952
	FIXED INCOME - 16.5%
111,112	iShares 1-3 Year Treasury Bond ETF					9,198,962

	TOTAL EXCHANGE-TRADED FUNDS (Cost $39,093,604)					38,541,914

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
249,090	First American Government Obligations Fund Class X, 1.29% (Cost $249,090)(b)					249,090

Contracts(c)
	INDEX OPTIONS PURCHASED - 3.4%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 1.1%
37	S&P 500 INDEX SPX US 01/20/23 C5150	GS	01/20/2023	$ 5,150	$ 19,055,000	$ 13,505
42	S&P 500 INDEX SPX US 02/17/23 C5000	GS	02/17/2023	5,000	21,000,000	35,490
50	S&P 500 INDEX SPX US 03/17/23 C5150	GS	03/17/2023	5,150	25,750,000	38,000

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Contracts(c)
	INDEX OPTIONS PURCHASED - 3.4% (Continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 1.1% (Continued)
33	S&P 500 INDEX SPX US 04/21/23 C4750	GS	04/21/2023	$ 4,750	$ 15,675,000	$ 107,580
40	S&P 500 INDEX SPX US 05/19/23 C4450	GS	05/19/2023	4,450	17,800,000	362,799
43	S&P 500 INDEX SPX US 10/21/22 C5250	GS	10/21/2022	5,250	22,575,000	2,043
43	S&P 500 INDEX SPX US 11/18/22 C5300	GS	11/18/2022	5,300	22,790,000	3,333
41	S&P 500 INDEX SPX US 12/16/22 C5225	GS	12/16/2022	5,225	21,422,500	6,868
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,305,628)					569,618

	PUT OPTIONS PURCHASED - 2.3%
7	S&P 500 INDEX SPX US 01/20/23 P3750	GS	01/20/2023	$ 3,750	$ 2,625,000	$ 177,660
4	S&P 500 INDEX SPX US 02/17/23 P3500	GS	02/17/2023	3,500	1,400,000	74,180
6	S&P 500 INDEX SPX US 02/17/23 P3650	GS	02/17/2023	3,650	2,190,000	139,500
3	S&P 500 INDEX SPX US 03/17/23 P3700	GS	03/17/2023	3,700	1,110,000	78,795
3	S&P 500 INDEX SPX US 03/17/23 P3950	GS	03/17/2023	3,950	1,185,000	110,400
9	S&P 500 INDEX SPX US 04/21/23 P3650	GS	04/21/2023	3,650	3,285,000	234,720
10	S&P 500 INDEX SPX US 05/19/23 P3200	GS	05/19/2023	3,200	3,200,000	148,950
19	S&P 500 INDEX SPX US 09/16/22 P3350	GS	09/16/2022	3,350	6,365,000	106,020
12	S&P 500 INDEX SPX US 09/16/22 P3550	GS	09/16/2022	3,550	4,260,000	117,000
5	S&P 500 INDEX SPX US 12/16/22 P3800	GS	12/16/2022	3,800	1,900,000	128,050
	TOTAL PUT OPTIONS PURCHASED (Cost - $966,731)					1,315,275

	TOTAL INDEX OPTIONS PURCHASED (Cost - $3,272,359)					1,884,893

	TOTAL INVESTMENTS - 88.4% (Cost $51,895,082)					$ 49,316,446
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $145,846)					(144,515)
	PUT OPTIONS WRITTEN - (0.5)% (Proceeds - $209,713)					(214,140)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.3%					6,840,359
	NET ASSETS - 100.0%					$ 55,798,150

Contracts(c)
	WRITTEN INDEX OPTIONS - (0.7)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.2)%
33	S&P 500 INDEX SPX US 04/21/23 C5300	GS	04/21/2023	$ 5,300	$ (17,490,000)	$ 24,915
40	S&P 500 INDEX SPX US 05/19/23 C4850	GS	05/19/2023	4,850	(19,400,000)	119,600
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $145,846)					144,515

	PUT OPTIONS WRITTEN - (0.5)%
7	S&P 500 INDEX SPX US 01/20/23 P2700	GS	01/20/2023	$ 2,700	$ (1,890,000)	$ 30,835
6	S&P 500 INDEX SPX US 02/17/23 P2700	GS	02/17/2023	2,700	(1,620,000)	30,870
3	S&P 500 INDEX SPX US 03/17/23 P3050	GS	03/17/2023	3,050	(915,000)	30,015
9	S&P 500 INDEX SPX US 04/21/23 P2850	GS	04/21/2023	2,850	(2,565,000)	74,520

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Contracts(c) (continued)
	WRITTEN INDEX OPTIONS - (0.7)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS WRITTEN - (0.5)% (Continued)
10	S&P 500 INDEX SPX US 05/19/23 P2400	GS	05/19/2023	$ 2,400	$ (2,400,000)	$ 47,900
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $209,713)					214,140

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $355,559)					$ 358,655

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(d)	Value and Unrealized Depreciation
238	CBOT 10 Year US Treasury Note 44825			09/21/2022	$ 28,210,378	$ (333,747)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LP	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt

GS	Goldman Sachs

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.